Related-Party Transactions (Other Transactions between the Group and Sinopec Group and Its Subsidiaries, Associates and Joint Ventures of the Group) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Additions to right-of-use assets	¥ 9,534	¥ 109,238	¥ 33,980
Interest expense of lease liabilities	537	887	2,570
Long-term borrowings	700,000	0
The group and Sinopec group and subsidiaries associates and joint ventures of the group [member]
Disclosure of transactions between related parties [line items]
Sales of goods and service fee income	4,285,341	2,034,867	2,851,633
Purchase	7,255,954	4,481,281	6,498,842
Additions to right-of-use assets	1,388	2,267	26,637
Interest expense of lease liabilities	271	213	2,304
Rental income	15,394	16,041	11,831
Sinopec Group and its subsidiaries [member]
Disclosure of transactions between related parties [line items]
Sales of goods and service fee income	36,683	14,870	7,724
Purchase	2,830,256	832,617	1,918,873
Insurance premiums expenses	108,850	107,495	108,223
Additions to right-of-use assets	1,388	2,267	25,935
Interest expense of lease liabilities	247	205	2,285
Construction and installation cost	785,216	233,591	143,560
Rental income	464	464	461
Associates and joint ventures of the Group [member]
Disclosure of transactions between related parties [line items]
Sales of goods and service fee income	4,248,658	2,019,997	2,843,909
Purchase	4,425,698	3,648,664	4,579,969
Rental income	14,930	15,577	11,370
Joint ventures of the Group [member]
Disclosure of transactions between related parties [line items]
Additions to right-of-use assets	0	0	702
Interest expense of lease liabilities	24	8	19
Sinopec Finance [member]
Disclosure of transactions between related parties [line items]
Interest income	824	2,088	1,295
Long-term borrowings	¥ 700,000	¥ 0	¥ 0